GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2022

Principal Amount		Value
	ASSET BACKED SECURITIES - 7.76%
	Affirm Asset Securitization Trust
11,078	Series 2020-Z1A, 3.460%, 10/15/2024 (c)(g)	$10,989
35,490	Series 2020-Z2A, 1.900%, 01/15/2025 (c)(g)	34,533
25,000	American Credit Acceptance Receivables Trust
	Series 2022-3, 4.550%, 10/13/2026 (c)	24,520
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025	144,267
105,000	Amur Equipment Finance Receivables XI LLC
	Series 2022-2 A-2, 5.300%, 06/21/2028 (c)	103,962
160,000	Avant Loans Funding Trust
	Series 2021-REV1 A, 1.210%, 07/15/2030 (c)(g)	152,465
450,000	Bain Capital Credit CLO Ltd.
	Series 2017-2A AR2, 5.538% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 07/25/2034 (a)(c)	439,093
54,402	BHG Securitization Trust
	Series 2021-B A, 0.900%, 10/17/2034 (c)(g)	51,243
260,000	BlueMountain CLO, Ltd.
	Series 2019-24A AR, 5.343% (3 Month LIBOR USD + 1.100%, 1.100% Floor), 04/20/2034 (a)(c)	252,732
380,000	Buckhorn Park CLO Ltd.
	Series 2019-1R A-R, 5.314% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/18/2034 (a)(c)	371,505
380,000	Carvana Auto Receivables Trust
	Series 2022-P2, 4.130%, 04/10/2027	373,783
88,839	CF Hippolyta Issuer LLC
	Series 2020-1A2, 1.990%, 07/15/2060 (c)	73,579
608,850	DB Master Finance LLC
	Series 2021-1A A23, 2.791%, 11/20/2051 (c)	470,600
	Domino’s Pizza Master Issuer LLC
182,400	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	173,308
72,938	Series 2019-1, 3.668%, 10/25/2049 (c)(g)	63,199
187,150	Series 2021-1A A2I, 2.662%, 04/25/2051 (c)(g)	156,133
117,187	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027	115,427
	Exeter Automobile Receivables Trust
242,512	Series 2019-4, 2.580%, 09/15/2025 (c)	238,478
89,268	Series 2020-1, 2.730%, 12/15/2025 (c)	87,479
120,000	Series 2022-4, 4.570%, 01/15/2027	117,824
62,000	Series 2022-6, 6.030%, 08/16/2027	62,149
204,000	Flagship Credit Auto Trust
	Series 2022-3, 4.690%, 07/17/2028 (c)	199,446
591,054	Galaxy XXIII CLO Ltd.
	Series 2017-23A AR, 5.195% (3 Month LIBOR USD + 0.870%, 0.870% Floor), 04/24/2029 (a)(c)	583,359
40,000	GLS Auto Receivables Issuer Trust
	Series 2022-3, 4.920%, 01/15/2027 (c)	39,214
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	280,017
605,000	Harriman Park CLO Ltd.
	Series 2020-1A A1R, 5.363% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 04/20/2034 (a)(c)	593,407
70,971	LCM XX LP
	Series 2015-20R, 5.283% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (a)(c)	70,635
465,000	Madison Park Funding Ltd.
	Series 2021-38A A, 5.199% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/17/2034 (a)(c)	454,227
334,595	Madison Park Funding XLI Ltd.
	Series 2015-12R, 5.155% (3 Month LIBOR USD + 0.830%, 1.120% Floor), 04/22/2027 (a)(c)	331,395
120,000	Mercury Financial Credit Card Master Trust
	Series 2021-1A, 1.540%, 03/20/2026 (c)(g)	114,525
122,655	Navient Private Education Refi Loan Trust
	Series 2021-E A, 0.970%, 12/16/2069 (c)	103,005
465,000	Neuberger Berman CLO XX Ltd.
	Series 2015-20RR A-RR, 5.239% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 07/17/2034 (a)(c)	453,820
182,294	OZLM VII, Ltd.
	Series 2014-7R, 5.089% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	180,315
420,000	Regatta VI Funding Ltd.
	Series 2016-1A AR2, 5.403% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 04/20/2034 (a)(c)	409,056
	RR Ltd.
480,000	Series 2017-1A A1AB, 5.229% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 07/16/2035 (a)(c)	469,909
330,000	Series 2021-16A A1, 5.189% (3 Month LIBOR USD + 1.110%), 07/15/2036 (a)(c)	322,974
	Santander Drive Auto Receivables Trust
100,236	Series 2019-3, 2.680%, 10/15/2025	99,776
95,000	Series 2022-5, 4.430%, 03/15/2027	92,486
65,000	Series 2022-6, 4.720%, 06/15/2027	63,424
305,000	Series 2022-4, 4.420%, 11/15/2027	295,514
255,000	Series 2022-7, 5.950%, 01/18/2028	257,890
	Sound Point CLO, Ltd.
280,232	Series 2018-3, 5.029% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	277,300
410,000	Series 2021-1A A, 5.428% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 04/25/2034 (a)(c)	395,109
100,000	Summit Issuer LLC
	Series 2020-1, 2.290%, 12/20/2050 (c)	87,789
730,620	Taco Bell Funding LLC
	Series 2021-1A A2II, 2.294%, 08/25/2051 (c)	588,739
405,000	THL Credit Wind River CLO Ltd.
	Series 2020-1A, 5.673% (3 Month LIBOR USD + 1.430%, 1.430% Floor), 10/20/2033 (a)(c)	395,267
122,320	TICP CLO, Ltd.
	Series 2018-3, 5.083% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	121,852
	Upstart Securitization Trust
42,353	Series 2021-3, 0.830%, 07/20/2031 (c)	41,485
106,753	Series 2021-4, 0.840%, 09/20/2031 (c)	103,364
	Venture CLO, Ltd.
410,000	Series 2021-42A A1A, 5.209% (3 Month LIBOR USD + 1.130%, 1.130% Florr), 04/17/2034 (a)(c)	397,162
180,000	Series 2021-43A A1, 5.319% (3 Month LIBOR USD + 1.240%, 1.1240% Floor), 04/17/2034 (a)(c)	174,816
317,129	Voya CLO, Ltd.
	Series 2015-1, 5.094% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	314,281
370,000	Wellfleet CLO X Ltd.
	Series 2019-XA A1R, 5.413% (3 Month LIBOR USD + 1.170%, 0.000% Floor), 07/20/2032 (a)(c)	361,178
	Wendy’s Funding LLC
76,000	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	68,693
241,325	Series 2021-1A A2I, 2.370%, 06/15/2051 (c)(g)	195,496
	Westlake Automobile Receivables Trust
145,599	Series 2019-3, 2.720%, 11/15/2024 (c)	144,660
225,000	Series 2022-2, 4.310%, 09/15/2027 (c)	219,218
99,000	Wingstop Funding LLC
	Series 2020-1, 2.841%, 12/05/2050 (c)(g)	84,010
	Total Asset Backed Securities (Cost $13,317,238)	12,902,081

	COLLATERALIZED MORTGAGE OBLIGATIONS - 16.16%
276,095	510 Asset Backed Trust
	Series 2021-NPL2 A-1, 2.116%, 06/25/2061 (c)(k)	249,092
93,606	Ajax Mortgage Loan Trust
	Series 2021-C A, 2.115%, 01/25/2061 (c)(k)	87,206
	Angel Oak Mortgage Trust
1,192	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	1,187
7,574	Series 2019-4, 2.993%, 07/25/2049 (b)(c)	7,529
87,744	Series 2020-R1, 0.990%, 04/25/2053 (b)(c)	82,045
161,758	Series 2021-4 A1, 1.035%, 01/20/2065 (b)(c)	128,246
31,495	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	27,149
111,032	Series 2021-1, 0.909%, 01/25/2066 (b)(c)	91,323
101,230	Series 2021-2 A1, 0.985%, 04/25/2066 (b)(c)	83,705
202,640	Series 2021-3 A1, 1.068%, 05/25/2066 (b)(c)	167,651
258,918	Series 2021-5 A1, 0.951%, 07/25/2066 (b)(c)	212,780
186,316	Series 2021-8, 1.820%, 11/25/2066 (b)(c)	155,017
449,460	Series 2022-1, 2.881%, 12/25/2066 (c)(k)	395,460
100,000	Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
	Series 2021-FL2 A, 5.418% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 05/15/2036 (a)(c)	97,311
	Arroyo Mortgage Trust
65,241	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	59,940
71,730	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	66,722
	BANK
2,136,272	Series 2019-BNK23, 0.693%, 12/17/2052 (b)(j)	79,251
983,309	Series 2019-BNK18, 0.892%, 05/17/2062 (b)(j)	42,353
1,159,610	Series 2019-BNK20, 0.814%, 09/15/2062 (b)(j)	48,287
1,309,431	Series 2019-BNK22, 0.595%, 11/17/2062 (b)(j)	42,054
985,922	Series 2019-BNK24, 0.640%, 11/17/2062 (b)(j)	34,652
983,846	Series 2020-BNK26, 1.225%, 03/16/2063 (b)(j)	60,771
1,527,751	Series 2020-BNK28, 1.778%, 03/16/2063 (b)(j)	151,678
	BBCMS Mortgage Trust
132,000	Series 2017-DELC, 5.293% (1 Month LIBOR USD + 0.975%, 1.100% Floor), 08/15/2036 (a)(c)	129,777
100,000	Series 2022-C16, 4.600%, 06/17/2055 (b)	96,742
125,000	Series 2022-C18 A4, 5.439%, 12/17/2055 (b)	128,960
40,000	Series 2022-C18 A5, 5.710%, 12/17/2055 (b)	42,092
	Benchmark Mortgage Trust
234,206	Series 2019-B11, 3.410%, 05/17/2052	226,441
970,682	Series 2019-B12, 1.033%, 08/16/2052 (b)(j)	40,430
393,367	Series 2020-B18, 1.789%, 07/17/2053 (b)(j)	30,954
750,882	Series 2020-B22, 1.516%, 01/15/2054 (b)(j)	65,238
1,490,893	Series 2019-B10, 1.221%, 03/17/2062 (b)(j)	77,402
124,804	BINOM Securitization Trust
	Series 2021-INV1, 2.034%, 06/25/2056 (b)(c)	110,076
	BRAVO Residential Funding Trust
74,266	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (b)(c)	61,984
70,844	Series 2021-NQM2 A1, 0.970%, 03/25/2060 (b)(c)	66,671
309,921	Series 2021-C A1, 1.620%, 03/01/2061 (c)(k)	279,992
259,667	BX Commercial Mortgage Trust 2019-XL
	Series 2019-XL, 5.370% (1 Month LIBOR USD + 1.034%, 1.034% Floor), 10/15/2036 (a)(c)	256,643
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 5.768% (1 Month LIBOR USD + 1.450%,1.450% Floor), 12/15/2037 (a)(c)	97,305
145,000	Century Plaza Towers
	Series 2019-CPT, 2.865%, 11/16/2039 (c)	116,288
7,163	Chase Mortgage Finance Trust
	Series 2007-A1, 2.448%, 02/25/2037 (b)	6,838
	Citigroup Commercial Mortgage Trust
376,000	Series 2014-GC19, 4.023%, 03/12/2047	368,693
296,312	Series 2016-P3, 3.329%, 04/16/2049	276,459
505,000	Series 2016-P4, 2.902%, 07/12/2049	464,149
	Citigroup Mortgage Loan Trust, Inc.
100,038	Series 2018-RP2, 2.659%, 02/25/2058 (b)(c)	96,028
43,153	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	41,346
100,999	Series 2019-E, 6.228%, 11/25/2070 (c)(k)	99,688
	COLT Mortgage Loan Trust
312,761	Series 2020-RPL1, 1.390%, 01/25/2065 (b)(c)	267,230
68,715	Series 2020-2R, 1.325%, 10/26/2065 (b)(c)	61,740
156,574	Series 2021-1 A1, 0.910%, 06/25/2066 (b)(c)	127,206
297,396	Series 2021-3 A1, 0.956%, 09/27/2066 (b)(c)	231,829
375,751	Series 2021-HX1 A1, 1.110%, 10/25/2066 (b)(c)	302,126
444,021	Series 2022-1, 2.284%, 12/27/2066 (b)(c)	389,234
93,616	Series 2022-4 A-1, 4.301%, 03/25/2067 (b)(c)	90,607
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	116,112
100,000	Series A, 2.819%, 01/10/2039 (c)	86,120
100,000	Series C, 3.376%, 01/10/2039 (c)	83,822
55,697	Connecticut Avenue Securities Trust
	Series 2022-R08 1M-1, 6.478% (SOFR30A + 2.550%, 2.550% Floor), 07/25/2042 (a)(c)	55,911
	Countrywide Home Loans, Inc.
4,851	Series 2004-HYB6, 3.866%, 11/20/2034 (b)	4,484
57,206	Series 2005-11, 4.989% (1 Month LIBOR USD + 0.600%, 0.600% Floor), 03/25/2035 (a)	39,633
238,487	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	229,154
	CSMC Trust
97,732	Series 2020-NET, 2.257%, 08/17/2037 (c)	87,498
24,901	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	22,263
211,146	Series 2020-RPL4, 2.000%, 01/25/2060 (b)(c)	188,486
107,145	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (b)(c)	98,476
111,734	Series 2020-NQM1, 1.208%, 05/25/2065 (c)(k)	101,866
189,384	Series 2021-NQM2, 1.179%, 02/25/2066 (b)(c)	157,973
150,973	Series 2021-NQM5 A1, 0.938%, 05/25/2066 (b)(c)	117,438
376,030	Series 2021-NQM6 A1, 1.174%, 07/25/2066 (b)(c)	294,632
193,231	Series 2021-NQM8, 1.841%, 10/25/2066 (b)(c)	165,155
479,064	Series 2022-NQM1, 2.265%, 11/25/2066 (b)(c)	414,067
	DBGS Mortgage Trust
215,000	Series 2018-C1, 4.466%, 10/17/2051	205,650
11,810,482	Series 2018-C1, 0.192%, 10/17/2051 (b)(j)	97,902
	DBJPM Mortgage Trust
237,642	Series 2016-C1, 3.038%, 05/12/2049	227,704
475,000	Series 2016-C3, 2.890%, 08/12/2049	435,580
309,666	Series 2020-C9, 1.709%, 08/15/2053 (b)(j)	21,557
68,689	Deephaven Residential Mortgage Trust
	Series 2021-2 A1, 0.899%, 04/25/2066 (b)(c)	58,116
	Ellington Financial Mortgage Trust
70,603	Series 2021-2 A1, 0.931%, 06/25/2066 (b)(c)	54,761
224,550	Series 2022-1, 2.206%, 01/25/2067 (b)(c)	189,247
	FirstKey Homes Trust
114,353	Series 2022-SFR1, 4.145%, 05/19/2039 (c)	107,512
482,273	Series 2022-SFR2, 4.250%, 07/19/2039 (c)	456,795
	GCAT Trust
123,908	Series 2021-NQM1, 0.874%, 01/25/2066 (b)(c)	104,736
142,864	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (b)(c)	111,945
188,129	Series 2021-NQM3 A1, 1.091%, 05/25/2066 (b)(c)	150,801
260,150	Series 2021-NQM4, 1.093%, 08/25/2066 (b)(c)	201,236
146,325	Series 2021-NQM7, 1.915%, 08/25/2066 (b)(c)	128,996
	GS Mortgage Securities Trust
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	127,139
35,000	Series 2022-SHIP, 5.067% (TSFR1M + 0.731%, 0.731% Floor, 10.500% Cap), 08/15/2036 (a)(c)	34,536
35,000	Series 2015-GC34, 3.506%, 10/13/2048	33,126
1,442,701	Series 2020-GC45, 0.669%, 02/14/2053 (b)(j)	47,110
220,000	Hawaii Hotel Trust 2019-MAUI
	Series 2019-MAUI, 5.468% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	214,006
	Imperial Fund Mortgage Trust
147,022	Series 2021-NQM2 A-1, 1.073%, 09/25/2056 (b)(c)	118,131
477,618	Series 2022-NQM2, 3.638%, 03/25/2067 (c)(k)	443,323
90,000	JPMBB Commercial Mortgage Securities Trust
	Series 2020-NNN, 2.812%, 01/16/2037 (c)	81,467
	Legacy Mortgage Asset Trust
80,738	Series 2021-GS4 A1, 1.650%, 11/25/2060 (c)(k)	72,683
139,862	Series 2021-GS3 A1, 1.750%, 07/25/2061 (c)(k)	127,303
260,000	MF1 Ltd.
	Series 2022-FL8, 5.576% (SOFR30A + 1.750%, 1.750% Floor), 02/20/2037 (a)(c)(g)	249,091
	MFRA Trust
107,933	Series 2021-NQM2, 1.029%, 11/25/2064 (b)(c)	88,290
25,816	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (b)(c)	23,686
90,822	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (b)(c)	78,865
	Mill City Mortgage Loan Trust
46,663	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	45,818
194,637	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	181,899
54,263	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	52,511
49,228	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	47,502
125,547	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	118,723
79,572	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 5.409% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (a)	78,063
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/17/2049	163,475
	New Residential Mortgage Loan Trust
35,423	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	32,977
81,305	Series 2018-4, 5.139% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	78,258
31,845	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	29,249
302,087	Series 2021-NQM3 A1, 1.156%, 11/25/2056 (b)(c)	250,521
49,694	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	46,967
44,990	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	42,386
25,139	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	23,863
23,581	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	22,038
21,940	Series 2017-5, 5.889% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	21,503
39,102	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	36,746
85,917	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	81,004
70,900	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	68,376
181,403	Series 2018-3, 4.500%, 05/25/2058 (b)(c)	170,672
74,900	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (b)(c)	65,174
129,701	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	120,653
94,570	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	87,905
25,913	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	23,489
437,749	Series 2022-NQM1, 2.277%, 04/25/2061 (b)(c)	379,244
308,599	NMLT Trust
	Series 2021-INV1 A1, 1.185%, 05/25/2056 (b)(c)	248,043
	OBX Trust
183,147	Series 2021-NQM3 A1, 1.054%, 07/25/2061 (b)(c)	138,871
394,163	Series 2022-NQM1, 2.305%, 11/25/2061 (b)(c)	340,183
175,623	Series 2021-NQM1, 1.072%, 02/25/2066 (b)(c)	137,718
	Pretium Mortgage Credit Partners LLC
151,387	Series 2021-NPL3 A1, 1.868%, 07/25/2051 (c)(k)	134,537
146,335	Series 2021-RN2 A1, 1.744%, 07/25/2051 (c)(k)	132,966
179,592	Series 2021-NPL2 A-1, 1.992%, 06/29/2060 (c)(k)	159,437
295,831	Series 2021-RN1 A1, 1.992%, 02/25/2061 (c)(k)	268,513
	Progress Residential Trust
373,715	Series 2021-SFR3, 1.637%, 05/17/2026 (c)	327,726
399,222	Series 2021-SFR1, 1.052%, 04/17/2038 (c)	344,819
329,214	Series 2021-SFR8, 1.510%, 10/19/2038 (c)	281,283
110,000	Series 2022-SFR3, 3.200%, 04/19/2039 (c)	99,956
99,735	Series 2022-SFR5, 4.451%, 06/17/2039 (c)	93,861
145,000	Series 2022-SFR7, 4.750%, 10/19/2039 (c)	139,916
299,774	Series 2022-SFR4, 4.438%, 05/17/2041 (c)	279,456
	PRPM Trust
54,457	Series 2020-6, 2.363%, 11/25/2025 (c)(k)	50,553
143,019	Series 2021-3 A1, 1.867%, 04/25/2026 (c)(k)	128,392
193,786	Series 2021-4 A1, 1.867%, 04/25/2026 (c)(k)	174,746
188,683	Series 2021-5 A1, 1.793%, 06/25/2026 (c)(k)	171,603
176,697	Series 2021-6 A1, 1.793%, 07/25/2026 (c)(k)	160,566
279,735	Series 2021-7 A1, 1.867%, 08/25/2026 (c)(k)	255,248
359,959	Series 2021-9, 2.363%, 10/25/2026 (c)(k)	326,191
155,000	SBA Tower Trust
	Series 2019-1, 2.836%, 01/15/2025 (c)	146,277
65,488	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	60,070
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	327,344
75,000	Series 2016-C5, 3.055%, 10/13/2048	69,223
253,674	SG Residential Mortgage Trust
	Series 2021-1 A-1, 1.160%, 07/25/2061 (b)(c)	205,637
	Starwood Mortgage Residential Trust
21,538	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	19,817
146,491	Series 2021-1, 1.219%, 05/25/2065 (b)(c)	133,116
57,368	Series 2021-2 A1, 0.943%, 05/25/2065 (b)(c)	53,238
295,659	Series 2021-6, 1.920%, 11/25/2066 (b)(c)	246,800
415,000	Thompson Park CLO, Ltd.
	Series 2021-1A A1, 5.079% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2034 (a)(c)	403,608
230,000	Toorak Mortgage Corp.
	Series 2021-1 A1, 2.240%, 06/25/2024 (c)(k)	218,491
	Towd Point Mortgage Trust
138,811	Series 2022-EBO1, 2.161%, 01/25/2052 (b)(c)	135,994
60,544	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	59,622
60,483	Series 2017-5, 4.989% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	59,886
29,302	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	28,960
12,120	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	11,837
102,165	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	97,388
152,726	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	146,320
27,440	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	26,548
92,275	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	88,443
215,559	Series 2019-1, 3.722%, 03/25/2058 (b)(c)	204,044
84,897	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	80,487
147,267	Series 2020-4, 1.750%, 10/25/2060 (c)	130,981
430,372	Series 2021-R1 A1, 2.918%, 11/30/2060 (b)(c)	347,845
100,670	Triangle Re 2021-3 Ltd.
	Series 2021-3, 5.828% (SOFR30A + 1.900%, 1.900% Floor), 02/25/2034 (a)(c)	100,250
505,000	Tricon Residential Trust
	Series 2022-SFR1, 3.856%, 04/19/2039 (c)	468,100
	VCAT Asset Securitization LLC
56,004	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (c)(k)	50,914
172,657	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (c)(k)	150,580
243,707	Series 2021-NPL4 A1, 1.868%, 08/25/2051 (c)(k)	222,067
310,052	Series 2021-NPL5, 1.868%, 08/25/2051 (c)(k)	273,487
388,747	Series 2021-NPL6, 1.917%, 09/25/2051 (c)(k)	340,812
	Vericrest Opportunity Loan Transferee
235,105	Series 2021-R2 A1, 2.116%, 04/25/2051 (c)(k)	209,574
94,463	Series 2021-NPL9, 1.992%, 05/25/2051 (c)(k)	84,947
208,491	Series 2021-CF1 A1, 1.992%, 08/25/2051 (c)(k)	195,482
	Verus Securitization Trust
38,321	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	36,724
86,535	Series 2021-R2 A-1, 0.918%, 02/25/2064 (b)(c)	78,887
87,518	Series 2021-2, 1.031%, 02/25/2066 (b)(c)	73,209
125,483	Series 2021-4, 0.938%, 07/25/2066 (b)(c)	97,353
329,467	Series 2021-5 A-1, 1.013%, 09/25/2066 (b)(c)	265,084
202,554	Series 2021-8, 1.824%, 11/25/2066 (b)(c)	171,851
300,082	Series 2022-1 A-1, 2.724%, 01/25/2067(c)(k)	262,669
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1
	Series A-5, 3.148%, 05/15/2048	251,720
	Total Collateralized Mortgage Obligations (Cost $30,388,130)	26,875,247

	CORPORATE OBLIGATIONS - 24.30%
	Aerospace & Defense - 0.37%
283,000	Boeing Co.
	5.040%, 05/01/2027	280,640
31,000	L3Harris Technologies, Inc.
	4.400%, 06/15/2028	29,768
120,000	Lockheed Martin Corp.
	4.950%, 10/15/2025	121,089
189,000	Northrop Grumman Corp.
	5.150%, 05/01/2040	185,094
		616,591
	Banks - 5.26%
	Bank of America Corp.
235,000	4.948% (SOFR + 2.040%), 07/22/2028 (a)	230,244
720,000	1.922% (SOFR + 1.370%), 10/24/2031 (a)	552,326
780,000	2.687% (SOFR + 1.320%), 04/22/2032 (a)	628,218
115,000	2.299% (SOFR + 1.220%), 07/21/2032 (a)	89,163
120,000	2.572% (SOFR + 1.210%), 10/20/2032 (a)	94,624
135,000	5.015% (SOFR + 2.160%), 07/22/2033 (a)	129,002
155,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (a)	123,087
200,000	Barclays PLC
	7.385% (1 Year CMT Rate + 3.300%), 11/02/2028 (a)	208,834
200,000	BNP Paribas SA
	2.219% (SOFR + 2.074%), 06/09/2026 (a)(c)	183,951
250,000	BPCE SA
	2.045% (SOFR + 1.087%), 10/19/2027 (a)(c)	215,739
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	198,479
250,000	Fifth Third Bank NA
	5.852% (SOFR + 1.230%), 10/27/2025 (a)	252,824
	HSBC Holdings PLC
200,000	0.976% (SOFR + 0.708%), 05/24/2025 (a)	185,350
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (a)	172,926
305,000	5.210% (SOFR + 2.610%), 08/11/2028 (a)	295,186
200,000	3.973% (3 Month LIBOR USD + 1.610%), 05/22/2030 (a)	175,961
400,000	4.762% (SOFR + 2.530%), 03/29/2033 (a)	348,847
520,000	5.402% (SOFR + 2.870%), 08/11/2033 (a)(e)	484,605
	JPMorgan Chase & Co.
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	281,109
425,000	4.323% (SOFR + 1.560%), 04/26/2028 (a)	405,597
310,000	4.851% (SOFR + 1.990%), 07/25/2028 (a)	303,423
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (a)	72,862
105,000	2.739% (SOFR + 1.510%), 10/15/2030 (a)	88,514
240,000	2.580% (SOFR + 1.250%), 04/22/2032 (a)	193,546
300,000	2.545% (SOFR + 1.180%), 11/08/2032 (a)	238,713
30,000	4.586% (SOFR + 1.800%), 04/26/2033 (a)	27,953
65,000	4.912% (SOFR + 2.080%), 07/25/2033 (a)	62,379
60,000	KeyCorp
	2.550%, 10/01/2029	50,735
165,000	PNC Financial Services Group, Inc.
	5.354% (SOFR + 1.620%), 12/02/2028 (a)	166,869
490,000	Societe Generale SA
	6.221% (1 Year CMT Rate + 3.200%), 06/15/2033 (a)(c)	461,384
200,000	Standard Chartered PLC
	7.767% (1 Year CMT Rate + 3.450%), 11/16/2028 (a)(c)	212,625
85,000	Truist Financial Corp.
	1.887% (SOFR + 0.862%), 06/07/2029 (a)	71,430
	Wells Fargo & Co.
85,000	2.406% (SOFR + 1.087%), 10/30/2025 (a)	80,480
120,000	3.000%, 04/22/2026	112,410
200,000	3.908% (SOFR + 1.320%), 04/25/2026 (a)	193,879
135,000	3.000%, 10/23/2026	125,112
210,000	4.808% (SOFR + 1.980%), 07/25/2028 (a)	205,403
215,000	3.350% (SOFR + 1.500%), 03/02/2033 (a)	182,333
590,000	4.897% (SOFR + 2.100%), 07/25/2033 (a)	560,402
90,000	5.013% (SOFR + 4.502%), 04/04/2051 (a)	80,306
		8,746,830
	Beverages - 0.27%
	Anheuser-Busch InBev Worldwide, Inc.
180,000	5.450%, 01/23/2039	181,345
20,000	4.900%, 02/01/2046	18,433
60,000	4.600%, 04/15/2048	52,865
	Constellation Brands, Inc.
25,000	4.650%, 11/15/2028	24,278
6,000	3.150%, 08/01/2029	5,283
200,000	Diageo Capital Plc
	2.000%, 04/29/2030	165,212
		447,416
	Biotechnology - 0.36%
175,000	AbbVie, Inc.
	4.250%, 11/21/2049	148,407
	CSL Finance PLC
170,000	4.050%, 04/27/2029 (c)	160,954
170,000	4.250%, 04/27/2032 (c)	161,133
160,000	Gilead Sciences, Inc.
	1.650%, 10/01/2030	127,653
		598,147
	Capital Markets - 2.60%
	BP Capital Markets America, Inc.
100,000	3.633%, 04/06/2030	92,200
115,000	2.721%, 01/12/2032	96,994
125,000	2.939%, 06/04/2051	83,503
45,000	3.379%, 02/08/2061	31,275
	Credit Suisse Group AG
250,000	6.442% (SOFR + 3.700%), 08/11/2028 (a)(c)	228,368
750,000	6.537% (SOFR + 3.920%), 08/12/2033 (a)(c)	661,970
	Intercontinental Exchange, Inc.
55,000	4.350%, 06/15/2029	53,429
30,000	4.600%, 03/15/2033	28,775
20,000	4.950%, 06/15/2052	18,746
	Morgan Stanley
310,000	1.593% (SOFR + 0.879%), 05/04/2027 (a)	272,624
255,000	2.475% (SOFR + 1.000%), 01/21/2028 (a)	227,255
210,000	4.210% (SOFR + 1.610%), 04/20/2028(a)	200,346
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (a)	313,669
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (a)	51,586
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (a)	174,476
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (a)	215,558
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (a)	110,115
130,000	2.511% (SOFR + 1.200%), 10/20/2032 (a)	102,054
85,000	State Street Corp.
	5.820% (SOFR + 1.715%), 11/04/2028 (a)	88,069
	The Goldman Sachs Group, Inc.
20,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (a)	19,295
120,000	4.482% (SOFR + 1.725%), 08/23/2028 (a)	115,581
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (a)	53,563
560,000	2.615% (SOFR + 1.281%), 04/22/2032 (a)	448,254
225,000	2.383% (SOFR + 1.248%), 07/21/2032 (a)	175,716
40,000	2.650% (SOFR + 1.264%), 10/21/2032 (a)	31,792
60,000	3.102% (SOFR + 1.410%), 02/24/2033 (a)	49,045
20,000	6.250%, 02/01/2041	21,085
200,000	UBS Group AG
	4.751% (1 Year CMT Rate + 1.750%), 05/12/2028 (a)(c)	191,981
195,000	Willis North America, Inc.
	2.950%, 09/15/2029	164,803
		4,322,127
	Chemicals - 0.25%
230,000	Celanese US Holdings LLC
	6.165%, 07/15/2027	227,554
235,000	The Sherwin-Williams Co.
	2.300%, 05/15/2030	194,430
		421,984
	Consumer Finance - 0.24%
420,000	Capital One Financial Corp.
	5.247% (SOFR + 2.600%), 07/26/2030 (a)	401,754
	Diversified Consumer Services - 0.08%
	Howard University
100,000	2.901%, 10/01/2031	82,444
75,000	3.476%, 10/01/2041	54,909
		137,353
	Diversified Financial Services - 0.85%
235,000	Athene Global Funding
	2.646%, 10/04/2031 (c)	180,704
	Corebridge Financial, Inc.
150,000	3.850%, 04/05/2029 (c)	137,224
40,000	3.900%, 04/05/2032 (c)	35,317
300,000	DAE Funding LLC
	1.550%, 08/01/2024 (c)	279,468
340,000	Equitable Financial Life Global Funding
	1.800%, 03/08/2028 (c)	284,467
	National Rural Utilities Cooperative Finance Corp.
145,000	4.800%, 03/15/2028	144,276
185,000	4.150%, 12/15/2032	172,022
	Shell International Finance BV
180,000	3.250%, 04/06/2050	130,955
80,000	3.000%, 11/26/2051	54,827
		1,419,260
	Diversified Telecommunication Services - 0.53%
	AT&T, Inc.
75,000	1.700%, 03/25/2026	67,784
175,000	4.500%, 05/15/2035	159,971
80,000	3.650%, 06/01/2051	57,101
148,000	3.500%, 09/15/2053	100,472
91,000	3.550%, 09/15/2055	61,404
53,000	3.800%, 12/01/2057	37,106
	Verizon Communications, Inc.
420,000	2.355%, 03/15/2032	334,513
85,000	2.650%, 11/20/2040	58,078
		876,429
	Electric Utilities - 3.05%
165,000	Alabama Power Co.
	3.450%, 10/01/2049	120,400
130,000	Consolidated Edison Co. of New York, Inc.
	3.200%, 12/01/2051	91,213
	Duke Energy Carolinas LLC
150,000	2.550%, 04/15/2031	126,044
156,000	5.300%, 02/15/2040	156,151
	Duke Energy Corp.
429,000	2.550%, 06/15/2031	351,790
220,000	4.500%, 08/15/2032	208,054
95,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	87,862
50,000	Duke Energy Progress LLC
	2.000%, 08/15/2031	39,772
45,000	Evergy Metro, Inc.
	2.250%, 06/01/2030	37,246
	Evergy, Inc.
80,000	2.450%, 09/15/2024	76,046
155,000	2.900%, 09/15/2029	134,567
	Georgia Power Co.
130,000	2.100%, 07/30/2023	127,859
120,000	4.700%, 05/15/2032	116,476
50,000	4.750%, 09/01/2040	45,629
210,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (c)	178,113
	NextEra Energy Capital Holdings, Inc.
365,000	4.625%, 07/15/2027 (e)	360,063
325,000	2.250%, 06/01/2030	268,902
145,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048	125,408
	Oncor Electric Delivery Co. LLC
50,000	5.750%, 03/15/2029	52,087
75,000	2.750%, 05/15/2030	65,689
	Pacific Gas and Electric Co.
490,000	5.450%, 06/15/2027 (e)	484,682
520,000	2.500%, 02/01/2031	407,516
120,000	3.250%, 06/01/2031	98,171
140,000	4.950%, 07/01/2050	109,742
60,000	PacifiCorp
	2.700%, 09/15/2030	51,897
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	128,625
135,000	4.100%, 06/15/2030	121,121
	Southern California Edison Co.
40,000	5.850%, 11/01/2027	41,317
90,000	2.850%, 08/01/2029	78,688
225,000	2.250%, 06/01/2030	186,591
230,000	2.750%, 02/01/2032	193,859
19,000	4.000%, 04/01/2047	14,995
61,000	4.125%, 03/01/2048	49,275
80,000	3.650%, 02/01/2050	59,176
	The Southern Co.
230,000	3.700%, 04/30/2030	208,784
25,000	4.400%, 07/01/2046	21,091
55,000	Xcel Energy, Inc.
	4.600%, 06/01/2032	52,856
		5,077,757
	Electronic Equipment, Instruments & Components - 0.18%
	CDW LLC / CDW Finance Corp.
60,000	2.670%, 12/01/2026	53,382
55,000	3.276%, 12/01/2028	47,192
55,000	3.569%, 12/01/2031	45,333
150,000	Microchip Technology, Inc.
	2.670%, 09/01/2023	147,237
		293,144
	Energy Equipment & Services - 0.07%
65,000	Halliburton Co.
	4.850%, 11/15/2035	60,655
59,000	Schlumberger Holdings Corp.
	4.300%, 05/01/2029 (c)	55,667
		116,322
	Equity Real Estate Investment Trusts (REITs) - 0.25%
150,000	American Tower Corp.
	3.650%, 03/15/2027	140,529
	VICI Properties LP
125,000	4.950%, 02/15/2030	119,158
170,000	5.125%, 05/15/2032	157,739
		417,426
	Food Products - 0.33%
	Cargill, Inc.
165,000	2.125%, 11/10/2031 (c)	131,145
125,000	4.000%, 06/22/2032 (c)	115,965
230,000	Conagra Brands, Inc.
	4.850%, 11/01/2028	224,516
	Mondelez International, Inc.
40,000	2.625%, 03/17/2027	36,394
7,000	2.750%, 04/13/2030	6,062
30,000	3.000%, 03/17/2032	25,837
		539,919
	Health Care Equipment & Supplies - 0.37%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (c)	183,544
	GE HealthCare Technologies, Inc.
315,000	5.650%, 11/15/2027 (c)	319,843
100,000	5.905%, 11/22/2032 (c)	104,270
		607,657
	Health Care Providers & Services - 0.87%
70,000	CommonSpirit Health
	2.760%, 10/01/2024	67,194
	CVS Health Corp.
45,000	4.300%, 03/25/2028	43,683
100,000	4.125%, 04/01/2040	84,047
15,000	5.125%, 07/20/2045	13,684
	Elevance Health, Inc.
5,000	5.350%, 10/15/2025	5,065
155,000	2.875%, 09/15/2029	136,883
35,000	Humana, Inc.
	5.875%, 03/01/2033	36,344
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041	51,331
115,000	3.002%, 06/01/2051	79,538
100,000	Quest Diagnostics, Inc.
	2.800%, 06/30/2031	84,250
75,000	Sutter Health
	3.361%, 08/15/2050	51,566
	UnitedHealth Group, Inc.
160,000	5.300%, 02/15/2030	165,654
135,000	2.300%, 05/15/2031	113,088
100,000	4.200%, 05/15/2032	95,503
145,000	5.350%, 02/15/2033	150,518
10,000	3.500%, 08/15/2039	8,257
135,000	3.950%, 10/15/2042	115,223
80,000	5.875%, 02/15/2053	87,087
30,000	4.950%, 05/15/2062	28,398
25,000	6.050%, 02/15/2063	27,505
		1,444,818
	Hotels, Restaurants & Leisure - 0.14%
65,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	61,617
	McDonald’s Corp.
50,000	4.600%, 05/26/2045	45,140
15,000	4.875%, 12/09/2045	14,039
55,000	3.625%, 09/01/2049	41,896
90,000	4.200%, 04/01/2050	75,925
		238,617
	Industrial Conglomerates - 0.14%
	NXP BV / NXP Funding LLC / NXP USA, Inc.
147,000	4.875%, 03/01/2024	145,988
90,000	4.300%, 06/18/2029	83,938
		229,926
	Insurance - 0.44%
70,000	Aon Corp / Aon Global Holdings Plc
	3.900%, 02/28/2052	54,216
65,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	58,135
190,000	Brighthouse Financial Global Funding
	1.750%, 01/13/2025 (c)	175,252
90,000	Marsh & McLennan Cos, Inc.
	4.750%, 03/15/2039	83,581
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	69,270
360,000	Metropolitan Life Global Funding I
	2.400%, 01/11/2032 (c)	291,502
		731,956
	Internet & Direct Marketing Retail - 0.18%
	Amazon.com, Inc.
115,000	3.875%, 08/22/2037	103,050
240,000	4.100%, 04/13/2062	200,126
		303,176
	IT Services - 0.05%
100,000	International Business Machines Corp.
	2.720%, 02/09/2032	84,548
	Machinery - 0.25%
490,000	Otis Worldwide Corp.
	2.565%, 02/15/2030	413,923

	Media - 1.67%
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	2.250%, 01/15/2029	169,768
155,000	4.400%, 04/01/2033	133,541
29,000	3.500%, 03/01/2042	18,898
150,000	5.375%, 05/01/2047	118,888
55,000	5.750%, 04/01/2048	45,569
75,000	5.125%, 07/01/2049	57,340
160,000	4.800%, 03/01/2050	117,106
45,000	3.700%, 04/01/2051	27,695
170,000	3.900%, 06/01/2052	107,942
70,000	4.400%, 12/01/2061	45,308
	Comcast Corp.
70,000	5.350%, 11/15/2027	71,720
35,000	3.200%, 07/15/2036	28,628
255,000	3.750%, 04/01/2040	212,589
75,000	2.937%, 11/01/2056	47,085
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (c)	97,304
120,000	2.600%, 06/15/2031 (c)	96,173
	Discovery Communications LLC
18,000	4.125%, 05/15/2029	15,693
75,000	4.650%, 05/15/2050	52,000
	Discovery Communications, LLC
179,000	5.200%, 09/20/2047	134,452
103,000	5.300%, 05/15/2049	78,836
	Paramount Global
45,000	4.200%, 06/01/2029	40,263
15,000	4.950%, 01/15/2031	13,404
255,000	4.200%, 05/19/2032	210,093
130,000	4.375%, 03/15/2043	90,393
40,000	5.850%, 09/01/2043	33,535
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	25,097
50,000	4.500%, 09/15/2042	36,966
	Warnermedia Holdings, Inc.
210,000	4.279%, 03/15/2032 (c)(e)	172,886
655,000	5.141%, 03/15/2052 (c)	480,011
		2,779,183
	Metals & Mining - 0.11%
205,000	Anglo American Capital PLC
	3.875%, 03/16/2029 (c)	184,870

	Multi-Utilities - 0.43%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	46,427
65,000	6.125%, 04/01/2036	68,739
	NiSource, Inc.
379,000	3.600%, 05/01/2030	339,510
45,000	1.700%, 02/15/2031	34,549
	Sempra Energy
150,000	3.400%, 02/01/2028	139,691
35,000	3.700%, 04/01/2029	32,123
75,000	4.000%, 02/01/2048	59,369
		720,408
	Oil, Gas & Consumable Fuels - 1.93%
80,000	Amerada Hess Corp.
	7.875%, 10/01/2029	89,081
50,000	Boston Gas Co.
	3.757%, 03/16/2032 (c)	43,840
95,000	ConocoPhillips Co.
	3.800%, 03/15/2052	75,887
65,000	Diamondback Energy, Inc.
	6.250%, 03/15/2033	66,312
	Energy Transfer LP
105,000	5.550%, 02/15/2028	104,103
90,000	5.750%, 02/15/2033	88,226
115,000	6.250%, 04/15/2049	108,165
70,000	Energy Transfer Operating LP
	6.125%, 12/15/2045	65,481
	Enterprise Products Operating LLC
50,000	2.800%, 01/31/2030	42,760
190,000	4.800%, 02/01/2049	163,969
	Equinor ASA
95,000	3.625%, 04/06/2040	79,050
70,000	3.700%, 04/06/2050	56,009
145,000	Exxon Mobil Corp.
	4.227%, 03/19/2040	131,531
193,306	Galaxy Pipeline Assets Bidco, Ltd.
	2.940%, 09/30/2040 (c)	156,106
70,000	Hess Corp.
	7.300%, 08/15/2031	76,434
	MPLX LP
5,000	4.125%, 03/01/2027	4,733
35,000	4.250%, 12/01/2027	33,186
55,000	4.950%, 09/01/2032	51,907
90,000	5.200%, 03/01/2047	77,220
75,000	4.950%, 03/14/2052	62,050
	ONEOK, Inc.
55,000	4.550%, 07/15/2028	52,113
135,000	3.100%, 03/15/2030	113,779
62,000	6.350%, 01/15/2031	63,330
30,000	6.100%, 11/15/2032	30,278
45,000	Ovintiv, Inc.
	7.375%, 11/01/2031	48,196
	Plains All American Pipeline LP / PAA Finance Corp.
45,000	3.550%, 12/15/2029	39,228
80,000	3.800%, 09/15/2030	69,909
	Sabine Pass Liquefaction LLC
40,000	5.625%, 03/01/2025	40,104
50,000	5.000%, 03/15/2027	49,163
135,000	4.500%, 05/15/2030	125,786
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,785
5,000	Sunoco Logistics Partners Operations LP
	5.300%, 04/01/2044	4,267
125,000	Targa Resources Corp.
	5.200%, 07/01/2027	122,899
235,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
	4.000%, 01/15/2032	197,682
245,000	The Brooklyn Union Gas Co.
	4.866%, 08/05/2032 (c)	230,502
	The Williams Companies, Inc.
95,000	2.600%, 03/15/2031	77,376
155,000	4.650%, 08/15/2032	145,235
105,000	TransCanada PipeLines, Ltd.
	2.500%, 10/12/2031	83,922
70,000	TransCanada PipeLines, Ltd.
	4.100%, 04/15/2030	64,446
70,000	Transcontinental Gas Pipe Line Co., LLC
	3.250%, 05/15/2030	61,089
		3,205,139
	Personal Products - 0.16%
295,000	GSK Consumer Healthcare Capital US LLC
	3.375%, 03/24/2029	266,452
	Pharmaceuticals - 0.34%
	Royalty Pharma PLC
190,000	1.750%, 09/02/2027	161,388
260,000	2.200%, 09/02/2030	204,483
210,000	2.150%, 09/02/2031	159,866
60,000	3.350%, 09/02/2051	37,307
		563,044
	Road & Rail - 0.09%
120,000	Canadian Pacific Railway Co.
	2.450%, 12/02/2031	100,071
70,000	Union Pacific Corp.
	4.100%, 09/15/2067	55,433
		155,504
	Semiconductors & Semiconductor Equipment - 0.79%
	Broadcom, Inc.
95,000	4.300%, 11/15/2032	84,308
225,000	3.419%, 04/15/2033 (c)	181,623
44,000	3.137%, 11/15/2035 (c)	32,636
300,000	3.187%, 11/15/2036 (c)	217,112
66,000	4.926%, 05/15/2037 (c)	57,971
	Intel Corp.
65,000	4.000%, 08/05/2029	62,083
115,000	4.150%, 08/05/2032 (e)	108,215
150,000	2.800%, 08/12/2041	105,765
70,000	3.250%, 11/15/2049	48,121
80,000	3.050%, 08/12/2051	52,588
160,000	5.050%, 08/05/2062 (e)	142,418
	Marvell Technology, Inc.
30,000	2.450%, 04/15/2028	25,490
95,000	2.950%, 04/15/2031	76,866
150,000	NVIDIA Corp.
	3.500%, 04/01/2040	122,869
		1,318,065
	Software - 0.49%
	Oracle Corp.
80,000	2.300%, 03/25/2028	69,555
160,000	6.150%, 11/09/2029	166,841
185,000	4.300%, 07/08/2034	163,386
25,000	3.900%, 05/15/2035	21,089
50,000	3.800%, 11/15/2037	39,961
212,000	3.600%, 04/01/2040	158,360
187,000	3.600%, 04/01/2050	127,565
85,000	4.100%, 03/25/2061	59,775
		806,532
	Specialty Retail - 0.28%
	Lowe’s Cos, Inc.
30,000	3.750%, 04/01/2032	26,858
85,000	5.625%, 04/15/2053	81,297
215,000	O’Reilly Automotive, Inc.
	4.700%, 06/15/2032	209,326
155,000	Penske Truck Leasing Co. LP / PTL Finance Corp.
	4.400%, 07/01/2027 (c)	147,544
		465,025
	Technology Hardware, Storage & Peripherals - 0.03%
85,000	Apple, Inc.
	2.650%, 02/08/2051	56,765
	Tobacco - 0.61%
40,000	Altria Group, Inc.
	3.400%, 02/04/2041	26,689
	BAT Capital Corp.
135,000	2.259%, 03/25/2028	112,617
100,000	3.462%, 09/06/2029	86,117
290,000	4.742%, 03/16/2032	258,944
205,000	BAT International Finance Plc
	4.448%, 03/16/2028	190,813
	Philip Morris International, Inc.
180,000	5.125%, 11/17/2027	181,829
80,000	5.625%, 11/17/2029	81,586
85,000	Reynolds American, Inc.
	5.700%, 08/15/2035	77,168
		1,015,763
	Wireless Telecommunication Services - 0.24%
100,000	Rogers Communications, Inc.
	4.550%, 03/15/2052 (c)	78,042
	T-Mobile USA, Inc.
65,000	2.050%, 02/15/2028	56,044
180,000	3.875%, 04/15/2030	163,901
95,000	5.200%, 01/15/2033	94,838
		392,825
	Total Corporate Obligations (Cost $45,835,464)	40,416,655

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.47%
	Bermuda Government International Bond
200,000	2.375%, 08/20/2030	169,707
200,000	5.000%, 07/15/2032 (c)	199,033
285,000	Finance Department Government of Sharjah
	3.625%, 03/10/2033	237,294
210,000	Hungary Government International Bond
	5.250%, 06/16/2029 (c)	201,414
	Mexico Government International Bond
210,000	3.500%, 02/12/2034	168,800
200,000	4.280%, 08/14/2041	154,348
280,000	4.750%, 03/08/2044	226,890
	Panama Government International Bond
410,000	4.500%, 04/16/2050	310,939
220,000	3.870%, 07/23/2060	141,980
200,000	4.500%, 01/19/2063	141,651
	Romanian Government International Bond
246,000	3.000%, 02/27/2027 (c)	218,753
338,000	3.000%, 02/14/2031	267,512
	Total Foreign Government Debt Obligations (Cost $3,116,440)	2,438,321

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 37.84%
	Federal Home Loan Mortgage Corp.
892	Pool #D9-6291 4.500%, 09/01/2023	877
2,684	Pool #G1-3624 5.000%, 08/01/2024	2,706
82,000	Series K-068, 3.244%, 08/25/2027	78,030
333,749	Series K-110, 1.697%, 04/25/2030 (b)(j)	30,540
1,321,130	Series K-111, 1.572%, 05/25/2030 (b)(j)	117,580
931,083	Series K-114, 1.117%, 06/25/2030 (b)(j)	60,159
299,001	Series K-122, 0.882%, 11/25/2030 (b)(j)	15,588
57,120	Series 2329, 6.500%, 06/15/2031	58,378
31,677	Series 2338, 6.500%, 07/15/2031	33,098
32,569	Pool #78-0447 3.051% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.312% Cap), 04/01/2033 (a)	32,787
45	Pool #A4-3129 5.500%, 02/01/2036	45
37,672	Series 4216, 1.700%, 10/15/2039	36,216
30,429	Series 3883, 3.000%, 05/15/2041	28,279
114,545	Pool #U9-0688 4.000%, 05/01/2042	110,226
201,212	Pool #Q4-9389 3.500%, 07/01/2047	187,305
177,479	Pool #Q5-2093 3.500%, 11/01/2047	165,121
390,548	Series 5170, 2.000%, 07/25/2050	331,099
1,782,713	Pool #SD-8123 3.000%, 01/01/2051	1,572,527
2,759,828	Pool #QC-8858 2.500%, 10/01/2051	2,366,324
372,048	Pool #QD-1626 2.500%, 12/01/2051	316,610
4,907,902	Pool #QD-4104 2.000%, 01/01/2052	4,012,555
147,821	Pool #QE-0827 2.000%, 04/01/2052	120,783
3,794,673	Pool #QE-4044 2.500%, 06/01/2052	3,225,907
	Federal National Mortgage Association
120,137	Pool #AJ8325 3.000%, 12/01/2026	116,540
496	Pool #544859 3.280% (11th District Cost of Funds Index + 1.695%, 1.695% Floor, 13.695% Cap), 08/01/2029 (a)	490
714,092	Series K-104, 1.124%, 01/25/2030 (b)(j)	43,361
20,071	Pool #BC4938 2.500%, 04/01/2031	18,863
42,490	Pool #786848 7.000%, 10/01/2031	43,467
1,385	Pool #727181 5.000%, 08/01/2033	1,416
701	Pool #730727 5.000%, 08/01/2033	716
212	Pool #741862 5.500%, 09/01/2033	219
282	Pool #766197 5.500%, 02/01/2034	288
59	Pool #776974 5.500%, 04/01/2034	61
30,994	Pool #888504 3.006% (1 Year CMT Rate + 2.006%, 2.006% Floor, 9.222% Cap), 04/01/2034 (a)	31,436
109,351	Pool #MA1870 4.500%, 04/01/2034	107,371
2,765	Pool #775776 5.500%, 05/01/2034	2,836
1,524,935	Series 2019-M21, 1.201%, 06/25/2034 (b)(j)	134,614
78,855	Pool #802783 3.862% (12 Month LIBOR USD + 1.612%, 1.612% Pool, 10.270% Cap), 10/01/2034 (a)	77,863
1,832	Pool #781629 5.500%, 12/01/2034	1,896
1,579	Pool #822815 5.500%, 04/01/2035	1,612
2,418	Pool #357850 5.500%, 07/01/2035	2,503
1,703	Pool #820242 5.000%, 07/01/2035	1,742
325	Pool #838452 5.500%, 09/01/2035	328
3,300,000	Pool #TBA 1.500%, 01/15/2036 (h)	2,861,461
1,824	Pool #865854 6.000%, 03/01/2036	1,891
2,443	Pool #891474 6.000%, 04/01/2036	2,542
1,357	Pool #906000 6.000%, 01/01/2037	1,415
25	Pool #928062 5.500%, 02/01/2037	25
26	Pool #899119 5.500%, 04/01/2037	26
149,078	Pool #AS9772 3.500%, 06/01/2037	142,848
62	Pool #970131 5.500%, 03/01/2038	64
40	Pool #985108 5.500%, 07/01/2038	42
46	Pool #964930 5.500%, 08/01/2038	47
23	Pool #987032 5.500%, 08/01/2038	24
21	Pool #968371 5.500%, 09/01/2038	21
15	Pool #993050 5.500%, 12/01/2038	16
6,784	Pool #993579 4.000%, 05/01/2039	6,530
1,209	Pool #AA5840 4.000%, 06/01/2039	1,164
27,257	Pool #AA8715 4.000%, 06/01/2039	26,235
75,542	Pool #AD0586 4.500%, 12/01/2039	74,947
163,996	Pool #AD4062 5.000%, 05/01/2040	166,362
137,024	Pool #AD6929 5.000%, 06/01/2040	139,004
3,378	Pool #AD9896 4.000%, 08/01/2040	3,251
4,236	Pool #AB1500 4.000%, 09/01/2040	4,078
4,426	Pool #AD9856 4.000%, 09/01/2040	4,260
1,923	Pool #AE2559 4.000%, 09/01/2040	1,851
767	Pool #AE2562 4.000%, 09/01/2040	738
487	Pool #AE2566 4.000%, 09/01/2040	469
7,803	Pool #AE4124 4.000%, 10/01/2040	7,510
4,465	Pool #AE4888 4.000%, 10/01/2040	4,298
5,507	Pool #AE3916 4.000%, 11/01/2040	5,300
859	Pool #AE5147 4.000%, 11/01/2040	827
9,577	Pool #AE8715 4.000%, 11/01/2040	9,218
1,415	Pool #AH0006 4.000%, 12/01/2040	1,362
4,595	Pool #AH0020 4.000%, 12/01/2040	4,422
5,998	Pool #AH0599 4.000%, 12/01/2040	5,773
1,646	Pool #AH0601 4.000%, 12/01/2040	1,584
4,527	Pool #AH1263 4.000%, 01/01/2041	4,357
22,265	Pool #AL5233 4.000%, 01/01/2041	21,431
2,000,000	Pool #TBA 4.000%, 01/15/2041 (h)	1,878,362
10,200,000	Pool #TBA 4.500%, 01/15/2041 (h)	9,828,656
1,290	Pool #AH4659 4.000%, 02/01/2041	1,242
22,756	Pool #AH5653 4.000%, 02/01/2041	21,902
33,413	Pool #AL0934 5.000%, 02/01/2041	33,895
52,627	Pool #AD1889 4.500%, 03/01/2041	52,274
3,852	Pool #AH6150 4.000%, 03/01/2041	3,707
31,311	Pool #AL0215 4.500%, 04/01/2041	31,101
26,271	Pool #AL0187 5.000%, 05/01/2041	26,650
4,775	Pool #AL0456 5.000%, 06/01/2041	4,844
20,825	Pool #AI8842 4.500%, 08/01/2041	20,685
16,302	Pool #AL0815 4.000%, 09/01/2041	15,957
18,950	Series 2012-21, 2.000%, 09/25/2041	17,132
7,669	Pool #AJ1562 4.000%, 10/01/2041	7,507
3,762	Pool #AJ1972 4.000%, 10/01/2041	3,668
224,873	Pool #AJ2212 4.500%, 10/01/2041	223,362
8,530	Pool #AJ4756 4.000%, 10/01/2041	8,349
7,060	Pool #AJ3330 4.000%, 11/01/2041	6,911
6,210	Pool #AJ4549 4.000%, 11/01/2041	6,078
6,099	Pool #AJ4698 4.000%, 11/01/2041	5,970
11,556	Pool #AJ5424 4.000%, 11/01/2041	11,311
3,666	Pool #AJ7840 4.000%, 11/01/2041	3,577
7,511	Pool #AB3995 4.000%, 12/01/2041	7,352
7,002	Pool #AI0848 4.000%, 12/01/2041	6,854
5,494	Pool #AJ4187 4.000%, 12/01/2041	5,378
6,797	Pool #AJ5736 4.000%, 12/01/2041	6,653
3,593	Pool #AJ5968 4.000%, 12/01/2041	3,458
6,797	Pool #AJ6061 4.000%, 12/01/2041	6,653
6,530	Pool #AJ7868 4.000%, 12/01/2041	6,392
11,887	Pool #AJ8104 4.000%, 12/01/2041	11,636
9,350	Pool #AJ8109 4.000%, 12/01/2041	9,152
4,493	Pool #AJ8171 4.000%, 12/01/2041	4,381
10,216	Pool #AJ8341 4.000%, 12/01/2041	10,000
14,974	Pool #AJ8436 4.000%, 12/01/2041	14,657
5,464	Pool #AJ8912 4.000%, 12/01/2041	5,348
6,412	Pool #AJ9248 4.000%, 12/01/2041	6,276
32,747	Series 2012-18, 2.000%, 12/25/2041	29,274
4,059	Pool #AJ2446 4.000%, 01/01/2042	3,906
10,182	Pool #AJ7538 4.000%, 01/01/2042	9,967
2,718	Pool #AJ8001 4.000%, 01/01/2042	2,625
7,943	Pool #AJ8369 4.000%, 01/01/2042	7,775
8,449	Pool #AJ9162 4.000%, 01/01/2042	8,270
43,873	Pool #AJ9330 4.000%, 01/01/2042	42,776
2,777	Pool #AJ9779 4.000%, 01/01/2042	2,735
6,808	Pool #AK0170 4.000%, 01/01/2042	6,664
16,634	Pool #AK0543 4.000%, 01/01/2042	16,282
7,634	Pool #AK0563 4.000%, 01/01/2042	7,473
12,885	Pool #AK1827 4.000%, 01/01/2042	12,612
101,332	Pool #AL2752 5.000%, 03/01/2042	102,795
29,024	Series 2012-52, 3.500%, 05/25/2042	27,427
18,793	Pool #AB5529 4.000%, 07/01/2042	18,064
62,343	Pool #AB6228 3.500%, 09/01/2042	58,498
58,713	Series 415, 3.000%, 11/01/2042	53,994
356,658	Series 2012-120 ZB, 3.500%, 11/25/2042	329,463
111,232	Series 4961, 2.500%, 12/15/2042	100,071
167,112	Pool #AQ9316 2.500%, 01/01/2043	144,492
43,972	Series 2015-48, 3.000%, 02/25/2043	41,754
452,123	Pool #AT2720 3.000%, 05/01/2043	412,482
275,117	Pool #AT5900 3.000%, 06/01/2043	250,999
36,842	Series 2013-77, 1.700%, 06/25/2043	35,006
171,538	Pool #AU1625 3.500%, 07/01/2043	160,673
32,440	Series 2017-26, 3.500%, 07/25/2044	31,538
197,920	Pool #AS5469 4.000%, 07/01/2045	189,999
265,882	Pool #AZ0832 4.000%, 07/01/2045	255,241
34,150	Pool #AS5597 3.500%, 08/01/2045	31,826
25,382	Series 2016-38, 3.000%, 01/25/2046	23,105
45,943	Series 2016-11, 2.500%, 03/25/2046	42,112
132,654	Pool #AS7170 3.500%, 05/01/2046	123,446
126,562	Pool #AS7242 3.500%, 05/01/2046	117,764
238,067	Pool #BC9468 3.000%, 06/01/2046	214,114
92,395	Pool #AS7492 4.000%, 07/01/2046	88,678
3,950,000	Pool #TBA 2.500%, 01/15/2047 (h)	3,351,317
166,177	Pool #AS8947 3.500%, 03/01/2047	154,556
19,423	Series 2017-34, 3.000%, 05/25/2047	18,413
21,793	Pool #MA3038 4.500%, 06/01/2047	21,442
1,361,828	Pool #CA0858 3.500%, 12/01/2047	1,260,429
63,522	Series 2018-23, 3.500%, 04/25/2048	58,468
407,211	Pool #BN5279 4.000%, 02/01/2049	390,229
67,281	Series 2019-07, 3.500%, 03/25/2049	63,561
86,354	Series 2019-14, 3.500%, 04/25/2049	82,301
72,299	Series 2019-45, 3.000%, 08/25/2049	65,585
1,150,000	Pool #TBA 2.000%, 01/15/2051 (h)	937,736
2,108,337	Pool #MA4307 3.000%, 04/01/2051	1,858,455
2,834,569	Pool #FM7678 2.500%, 06/01/2051	2,427,705
368,382	Pool #BT7155 2.000%, 08/01/2051	301,515
2,946,071	Pool #FS1108 2.500%, 09/01/2051	2,509,614
2,997,616	Pool #FM9491 2.500%, 11/01/2051	2,551,815
433,369	Pool #FS1069 2.000%, 12/01/2051	354,316
791,846	Pool #BV1380 2.000%, 01/01/2052	647,213
247,571	Pool #BT2317 2.000%, 03/01/2052	202,347
888,207	Pool #BV2993 2.000%, 04/01/2052	725,970
146,708	Pool #FS1598 2.000%, 04/01/2052	119,910
2,394,186	Pool #MA4577 2.000%, 04/01/2052	1,955,766
177,801	Pool #BV9804 2.000%, 05/01/2052	145,296
37,713	Series 2017-35, 3.500%, 04/25/2053	36,698
40,161	Series 2017-84, 3.500%, 04/25/2053	38,870
36,240	Series 2017-49, 4.000%, 07/25/2053	35,470
48,131	Series 2018-70, 3.500%, 10/25/2056	46,299
78,134	Series 2019-12, 3.500%, 11/25/2057	74,095
205,157	Series 2020-1, 3.500%, 08/25/2058	192,967
	Government National Mortgage Association
5,529	Pool #TBA 5.000%, 08/15/2033 (h)	5,752
11,871	Pool #TBA 5.000%, 02/15/2039 (h)	12,091
292,338	Pool #TBA 5.000%, 10/15/2039 (h)	296,243
28,400	Series 2015-56, 1.500%, 04/16/2040	27,710
111,484	Pool #TBA 3.500%, 09/15/2041 (h)	104,286
36,112	Series 2013-37, 2.000%, 01/20/2042	34,026
2,500,000	Pool #TBA 3.000%, 01/15/2043 (h)	2,230,190
9,812	Series 2015-151, 1.700%, 10/20/2045	9,691
23,772	Pool #TBA 4.000%, 07/20/2047 (h)	22,683
67,439	Pool #TBA 3.500%, 08/20/2047 (h)	62,512
125,871	Pool #TBA 3.500%, 10/20/2047 (h)	116,760
88,738	Pool #TBA 4.000%, 10/20/2047 (h)	84,654
104,143	Pool #TBA 4.000%, 10/20/2047 (h)	101,874
2,700,000	Pool #TBA 2.000%, 01/15/2051 (h)	2,267,454
5,300,000	Pool #TBA 2.500%, 01/15/2051 (h)	4,601,874
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $65,952,173)	62,923,143

	MUNICIPAL DEBT OBLIGATIONS - 1.73%
	California, GO,
30,000	7.550%, 04/01/2039	37,625
60,000	7.300%, 10/01/2039	73,028
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	Series B, 6.899%, 12/01/2040	116,564
20,000	Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bond,
	3.912%, 12/01/2040	16,764
270,000	Commonwealth of Massachusetts
	4.110%, 07/15/2031	260,833
	County of Riverside CA
345,000	2.963%, 02/15/2027	318,156
345,000	3.070%, 02/15/2028	313,421
155,000	Dallas Fort Worth International Airport, Revenue Bond,
	Series A, 4.507%, 11/01/2051	139,728
125,000	District of Columbia, Revenue Bond,
	3.432%, 04/01/2042	92,944
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049	220,943
100,000	5.000%, 11/15/2050	96,355
60,000	New York State Thruway Authority - Class M, Revenue Bond,
	2.900%, 01/01/2035	49,321
300,000	New York Transportation Development Corp., Revenue Bond,
	4.248%, 09/01/2035	288,553
355,000	Philadelphia Authority for Industrial Development - Series C, Revenue Bond,
	6.550%, 10/15/2028	371,431
215,000	Port Authority of New York & New Jersey, Series AAA, Revenue Bond,
	1.086%, 07/01/2023	211,202
250,000	State Board of Administration Finance Corp., Revenue Bond,
	1.258%, 07/01/2025	229,648
35,000	University of California Medical Center, Series H, Revenue Bond,
	6.548%, 05/15/2048 (e)	39,875
	Total Municipal Debt Obligations (Cost $3,171,608)	2,876,391

	U.S. TREASURY OBLIGATIONS - 26.53%
	U.S. Treasury Bonds - 14.11%
1,645,487	0.750%, 07/15/2028 (f)	1,570,003
1,549,517	0.250%, 07/15/2029 (f)	1,421,082
104,610	0.125%, 07/15/2030 (f)	93,842
2,410,372	0.625%, 07/15/2032 (f)	2,212,166
1,151,000	1.125%, 08/15/2040	720,904
2,190,000	3.375%, 08/15/2042	1,971,342
1,675,000	4.000%, 11/15/2042	1,651,184
2,820,000	3.125%, 02/15/2043	2,425,200
795,000	3.750%, 11/15/2043	750,996
2,220,000	3.125%, 08/15/2044	1,891,509
240,000	3.000%, 11/15/2045	199,172
950,000	2.500%, 02/15/2046	717,454
2,510,000	3.000%, 02/15/2047	2,073,691
1,050,000	2.750%, 11/15/2047	826,875
500,000	3.000%, 02/15/2048	413,691
940,000	3.125%, 05/15/2048	797,164
2,996,000	1.250%, 05/15/2050	1,630,831
390,000	1.375%, 08/15/2050	219,108
1,020,000	1.625%, 11/15/2050	613,395
299,751	0.125%, 02/15/2052 (f)	194,650
455,000	3.000%, 08/15/2052	378,503
685,000	4.000%, 11/15/2052	692,278
		23,465,040
	U.S. Treasury Notes - 12.42%
590,000	2.875%, 06/15/2025	570,733
3,490,000	0.750%, 04/30/2026 (i)	3,124,368
4,340,000	2.000%, 11/15/2026	4,019,077
2,645,000	1.500%, 11/30/2028	2,302,286
5,260,000	1.875%, 02/28/2029	4,669,586
1,445,000	3.250%, 06/30/2029	1,386,297
708,000	1.625%, 08/15/2029	616,015
1,030,000	1.375%, 11/15/2031	841,462
1,075,000	2.875%, 05/15/2032	994,375
2,320,000	2.750%, 08/15/2032	2,120,625
		20,644,824
	Total U.S. Treasury Obligations (Cost $51,425,776)	44,109,864

Number of Shares	SHORT TERM INVESTMENTS - 0.89%
	Money Market Funds - 0.89%
1,481,701	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (d)	1,481,701
	Total Short Term Investments (Cost $1,481,701)	1,481,701

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 1.12%
1,856,938	Mount Vernon Liquid Assets Portfolio, LLC	1,856,938
	Effective Yield, 4.49% (d)
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,856,938)	1,856,938

	Total Investments (Cost $216,545,468) - 117.79%	195,880,341
	Liabilities in Excess of Other Assets - (17.79)%	(29,589,300)
	TOTAL NET ASSETS - 100.00%	$166,291,041

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
(a)
Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of December 31, 2022.

(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2022.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $41,851,778, which represents 25.17% of total net assets.

(d)	Seven-Day yield as of December 31, 2022.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $1,353,685, which represents 0.81% of total net assets.
(h)	Security purchased on a when-issued basis. On December 31, 2022, the total value of investments purchased on a when-issued basis was $28,763,906 or 17.30% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $922,764.
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2022. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,241,481, which represents 0.75% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2022.

Glossary of Terms
LIBOR	- London Interbank Offered Rate
CMT	- Constant Maturing Treasury Rate
SOFR	- Secured Overnight Financing Rate
TSFR	- Term Secured Overnight Financing Rate

GuideMark Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
December 31, 2022
Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Bond Future	4	Long	820,312	Mar-23	$(1,687)
U.S. Treasury 5 Year Bond Future	(110)	Short	(11,872,266)	Mar-23	86,803
U.S. Treasury 10 Year Note Future	(21)	Short	(2,358,234)	Mar-23	6,845
U.S. Treasury Long Bond Future	(35)	Short	(4,387,031)	Mar-23	15,740
U.S. Treasury Ultra 10 Year Note Future	(80)	Short	(9,462,500)	Mar-23	52,131
					$159,832

GuideMark Core Fixed Income Fund
SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Interest Rate Swaps
December 31, 2022
		Floating	Fixed	Fixed					Upfront	Unrealized
Pay/Receive		Payment	Pay	Payment	Maturity		Notional	Fair	Premiums	Appreciation
Floating Rate	Floating Rate Index and Rate at 12/31/2022	Frequency	Rate	Frequency	Date	Counterparty	Amount	Value	Paid (Received)	(Depreciation)
Receive	USD-SOFR-COMPOUND* 4.30%	Annually	1.5600%	Annually	12/15/2051	Morgan Stanley	$565,000	$173,388	$(3,395)	$176,783
								$173,388	$(3,395)	$176,783
*	Centrally cleared swap, clearing agent: LCH Group